Pensions and Other Postretirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Retirement Plans [Member]
Components of net periodic benefit cost
Service cost	$ 722	$ 638	$ 550
Interest cost	878	853	791
Expected return on plan assets	(1,236)	(1,108)	(1,005)
Amortization of prior service cost (credit)	6	9	10
Amortization of net transition obligation	1	1	1
Recognized actuarial losses	494	388	236
Curtailments and Settlements	0	0	1
Net periodic benefit cost	865	781	584
Other Benefit Plans [Member]
Components of net periodic benefit cost
Service cost	175	149	134
Interest cost	165	188	202
Expected return on plan assets	(4)	(1)	(1)
Amortization of prior service cost (credit)	(3)	(3)	(4)
Amortization of net transition obligation	0	0	0
Recognized actuarial losses	76	45	48
Curtailments and Settlements	0	0	0
Net periodic benefit cost	$ 409	$ 378	$ 379